LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating leases
2022	$ 4,514
2023	4,251
2024	3,953
2025	3,431
2026	3,431
Thereafter	7,148
Total undiscounted lease payments	26,728
Less: Imputed interest	(5,454)
Total lease liabilities	$ 21,274